INTANGIBLE ASSET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
INTANGIBLE ASSET
Schedule of intangible assets
March 31, 2022
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (Years)

Intangible assets:
Software development	$57,143	$(26,794)	$30,349	5
Foreign currency translation adjustment	-	-	5,906
Intangible assets, net	$57,143	$(26,794)	$36,255

December 31, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (Years)

Intangible assets:
Software development	$57,143	$(25,176)	$31,967	5
Foreign currency translation adjustment	-	-	5,798
Intangible assets, net	$57,143	$(25,176)	$37,765

Amortization expense for intangible assets was $12,519 for the year ended December 31, 2021.

Expected future intangible asset amortization as of December 31, 2021 was as follows:

Fiscal years:
Remaining 2022	$25,176
2023	12,588

Schedule of intangible assets amortization expenses
Fiscal years:
Remaining 2022	$23,558
2023	12,697